Note 24 - Risks and uncertainties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Net (in Dollars)	$ 46,150,876	$ 60,677,173	$ 71,708,025
Due from Related Parties (in Dollars)	1,756,401	2,375,450
Cash, Cash Equivalents, and Short-term Investments (in Dollars)	125,400,000
Accounts Receivable, Net, Current (in Dollars)	14,287,247	17,048,783
China VAS, Mobile Game & PC Game [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	68.00%	59.00%
China VAS, Mobile Game & PC Game [Member]
Revenue, Net (in Dollars)	31,277,781	35,570,974	57,691,760
Media Content Unit [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	8.00%	28.00%
Media Content Unit [Member]
Revenue, Net (in Dollars)	11,124,836	16,909,768	12,210,519
Indonesia VAS [Member] | Gross Revenue As Percentage of Total [Member]
Concentration Risk, Percentage	24.00%	13.00%
Indonesia VAS [Member]
Revenue, Net (in Dollars)	3,748,259	8,196,431	1,805,746
China [Member] | Percentage of Cash and Cash Equivalents As A Percentage of Total Cash and Cash Equivalents and Short-Term Investments [Member]
Concentration Risk, Percentage		28.50%
China [Member]
Revenue, Net (in Dollars)	31,277,781	35,570,974	57,691,760
Cash, Cash Equivalents, and Short-term Investments (in Dollars)	35,800,000
China Mobile [Member] | Gross Revenue As Percentage of Total China Gross Revenue [Member]
Concentration Risk, Percentage	69.00%	71.00%	52.00%
China Mobile [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From China [Member]
Concentration Risk, Percentage	92.00%	87.00%
China Mobile [Member]
Revenue, Net (in Dollars)	21,800,000	25,200,000	37,600,000
Due from Related Parties (in Dollars)	5,800,000	7,800,000
China Telecom [Member] | Gross Revenue As Percentage of Total China Gross Revenue [Member]
Concentration Risk, Percentage	15.00%	17.00%	13.00%
China Telecom [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From China [Member]
Concentration Risk, Percentage	8.00%	5.00%
China Telecom [Member]
Revenue, Net (in Dollars)	4,800,000	6,800,000	9,600,000
Due from Related Parties (in Dollars)	500,000	400,000
Telkomsel [Member] | Gross Revenues As Percentage of Total Indonesia Gross Revenues [Member]
Concentration Risk, Percentage	25.00%	68.00%	63.00%
Telkomsel [Member] | Accounts Receivable As A Percentage of Total Accounts Receivable Due From Indonesia [Member]
Concentration Risk, Percentage	24.00%	81.00%
Telkomsel [Member]
Revenue, Net (in Dollars)	900,000	5,600,000	1,100,000
Due from Related Parties (in Dollars)	1,100,000	4,000,000
Indosat [Member] | Gross Revenues As Percentage of Total Indonesia Gross Revenues [Member]
Concentration Risk, Percentage	13.00%	5.00%	18.00%
Indosat [Member]
Revenue, Net (in Dollars)	$ 500,000	$ 400,000	$ 300,000